Employee benefit obligations - Pension Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Pension Costs [abstract]
Defined contribution plans	£ 202	£ 198	£ 191
Defined benefit plans charge to operating profit	13	15	14
Pension costs	215	213	205
Net interest expense on pension plans	4	4	2
Pension costs, Net	£ 219	£ 217	£ 207